UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10001

                    OPPENHEIMER MAIN STREET OPPORTUNITY FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                 --------------

                          Date of fiscal year end: JULY

                    Date of reporting period: APRIL 30, 2006


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.0%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.3%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Autoliv, Inc.                                                             18,000       $        995,400
-------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                   170,900             13,936,895
-------------------------------------------------------------------------------------------------------
Tenneco, Inc. 1                                                           57,400              1,380,470
-------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                                            4,300                 95,374
                                                                                       ----------------
                                                                                             16,408,139
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Ford Motor Co.                                                            42,300                293,985
-------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                      7,800                396,552
-------------------------------------------------------------------------------------------------------
Thor Industries, Inc.                                                     10,800                545,184
                                                                                       ----------------
                                                                                              1,235,721
-------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Career Education Corp. 1                                                  11,300                416,631
-------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                                          42,200              1,260,936
-------------------------------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 1                                          8,800                263,912
                                                                                       ----------------
                                                                                              1,941,479
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Aztar Corp. 1                                                             10,800                513,000
-------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                                     11,600                335,008
-------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                               23,200                908,512
-------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                          27,300              1,111,383
-------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                         61,500              3,292,095
-------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc.                                                     20,800                329,264
-------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                  30,600              1,211,760
-------------------------------------------------------------------------------------------------------
Domino's Pizza, Inc.                                                      51,000              1,342,830
-------------------------------------------------------------------------------------------------------
IHOP Corp.                                                                 7,300                349,816
-------------------------------------------------------------------------------------------------------
International Game Technology                                            259,300              9,835,249
-------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                    6,600                275,880
-------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                         180,600              6,243,342
-------------------------------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                                        44,000              1,975,600
-------------------------------------------------------------------------------------------------------
Papa John's International, Inc. 1                                         10,400                347,568
-------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                                             6,700                182,910
-------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1                                     2,600                 80,912
-------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                        140,000              5,217,800
-------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1                                                       7,200                270,720
-------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                               32,800              2,026,384
-------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                        119,900              6,196,432
                                                                                       ----------------
                                                                                             42,046,465
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
American Greetings Corp., Cl. A                                           15,700                353,564
-------------------------------------------------------------------------------------------------------
Black & Decker Corp.                                                      11,600              1,085,876
-------------------------------------------------------------------------------------------------------
Champion Enterprises, Inc. 1                                               7,400                112,924
-------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                8,300                372,587
-------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc.                                      52,600              1,209,800
-------------------------------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                                          21,500                329,380

1             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Leggett & Platt, Inc.                                                     32,900       $        872,837
-------------------------------------------------------------------------------------------------------
Sealy Corp. 1                                                             94,500              1,507,275
-------------------------------------------------------------------------------------------------------
Snap-On, Inc.                                                             10,100                419,150
-------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                           21,000              1,884,750
                                                                                       ----------------
                                                                                              8,148,143
-------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Hasbro, Inc.                                                              27,300                538,083
-------------------------------------------------------------------------------------------------------
MEDIA--2.4%
CBS Corp., Cl. B                                                         267,864              6,822,496
-------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                       567,000             16,176,510
-------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                        183,600             10,098,000
-------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                             224,800             12,512,368
-------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                  368,900              6,330,324
-------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                        283,400              4,931,160
-------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Cl. A 1                                   76,000              2,712,440
-------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                                    130,164              5,184,432
-------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                    603,300             16,868,268
-------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                           3,400                124,576
-------------------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc.                            19,900                345,066
                                                                                       ----------------
                                                                                             82,105,640
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.4%
Big Lots, Inc. 1                                                           7,100                102,595
-------------------------------------------------------------------------------------------------------
Conn's, Inc. 1                                                             3,100                105,927
-------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                    67,200              1,752,576
-------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                               112,500              2,932,875
-------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                75,700              1,892,500
-------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                      250,700             16,410,822
-------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                          361,600             13,860,128
-------------------------------------------------------------------------------------------------------
Target Corp.                                                             218,200             11,586,420
                                                                                       ----------------
                                                                                             48,643,843
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.1%
AnnTaylor Stores Corp. 1                                                  38,200              1,426,006
-------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                        97,577              2,197,434
-------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc.                                                      62,100              2,799,468
-------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                       121,900              6,906,854
-------------------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                                         5,500                235,125
-------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A                                                          2,200                 49,786
-------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1                                                  90,700              1,247,125
-------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                              91,600              2,633,500
-------------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                                     69,000              2,430,180
-------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                                                  13,500                341,415
-------------------------------------------------------------------------------------------------------
GameStop Corp., Cl. A 1                                                   22,200              1,047,840
-------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                          506,100              9,155,349
-------------------------------------------------------------------------------------------------------
Group 1 Automotive, Inc.                                                  21,000              1,146,180
-------------------------------------------------------------------------------------------------------
Guess?, Inc. 1                                                            35,600              1,410,828
-------------------------------------------------------------------------------------------------------
Gymboree Corp. 1                                                          23,300                700,864
-------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                         432,900             17,285,697


2             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Limited Brands, Inc.                                                      62,400       $      1,599,936
-------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                        225,300             14,205,165
-------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                               35,150              1,245,716
-------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                     30,800              1,165,164
-------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                     346,700             14,069,086
-------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                                      17,000              1,125,230
-------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                15,300                351,441
-------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                          90,000              1,530,000
-------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                                      7,400                204,388
-------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                          8,100                248,184
-------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1                                                     8,500                339,660
-------------------------------------------------------------------------------------------------------
Sonic Automotive, Inc.                                                    23,800                643,076
-------------------------------------------------------------------------------------------------------
Sports Authority, Inc. (The) 1                                            46,000              1,709,360
-------------------------------------------------------------------------------------------------------
Staples, Inc.                                                            318,150              8,402,342
-------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                       12,300                291,756
-------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                     180,900              4,365,117
-------------------------------------------------------------------------------------------------------
Too, Inc. 1                                                               21,200                814,504
-------------------------------------------------------------------------------------------------------
United Auto Group, Inc.                                                   47,200              1,996,560
                                                                                       ----------------
                                                                                            105,320,336
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Brown Shoe Co., Inc.                                                       9,100                346,073
-------------------------------------------------------------------------------------------------------
Coach, Inc. 1                                                            192,800              6,366,256
-------------------------------------------------------------------------------------------------------
Kellwood Co.                                                               4,400                140,976
-------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                       30,700              1,198,835
-------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                                    500                 20,100
-------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                   13,300                807,576
-------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1                                            13,900                380,165
-------------------------------------------------------------------------------------------------------
Tommy Hilfiger Corp. 1                                                    69,600              1,158,840
-------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                 3,100                 77,004
                                                                                       ----------------
                                                                                             10,495,825
CONSUMER STAPLES--6.5%
-------------------------------------------------------------------------------------------------------
BEVERAGES--1.2%
Brown-Forman Corp., Cl. B                                                  3,200                238,400
-------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                      422,200             17,715,512
-------------------------------------------------------------------------------------------------------
Hansen Natural Corp. 1,2                                                   8,000              1,035,680
-------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                          90,400              2,901,840
-------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                            334,100             19,457,984
                                                                                       ----------------
                                                                                             41,349,416
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Albertson's, Inc.                                                        114,000              2,887,620
-------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                   160,100              8,714,243
-------------------------------------------------------------------------------------------------------
Kroger Co. (The) 1                                                       642,100             13,008,946
-------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                    7,200                341,352
-------------------------------------------------------------------------------------------------------
Performance Food Group Co. 1                                              20,900                641,630
-------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                            466,000             11,710,580
-------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                           42,300              1,227,123
-------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                    270,700             12,189,621


3             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
Weis Markets, Inc.                                                           800       $         33,208
                                                                                       ----------------
                                                                                             50,754,323
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
Campbell Soup Co.                                                        222,500              7,151,150
-------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                      302,100              6,851,628
-------------------------------------------------------------------------------------------------------
Dean Foods Co. 1                                                          69,000              2,733,090
-------------------------------------------------------------------------------------------------------
Del Monte Foods Co.                                                      247,100              2,881,186
-------------------------------------------------------------------------------------------------------
Flowers Foods, Inc.                                                       29,625                832,166
-------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                       63,900              3,152,826
-------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                          49,000              2,033,990
-------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                             6,400                114,368
-------------------------------------------------------------------------------------------------------
Seaboard Corp.                                                             1,200              1,850,400
-------------------------------------------------------------------------------------------------------
Wm. Wrigley Jr. Co.                                                        7,300                343,611
-------------------------------------------------------------------------------------------------------
Wm. Wrigley Jr. Co., Cl. B                                                 1,300                 61,230
                                                                                       ----------------
                                                                                             28,005,645
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.3%
Colgate-Palmolive Co.                                                    305,300             18,049,336
-------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                11,600                593,340
-------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                               455,967             26,541,839
                                                                                       ----------------
                                                                                             45,184,515
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Avon Products, Inc.                                                       11,400                371,754
-------------------------------------------------------------------------------------------------------
TOBACCO--1.7%
Altria Group, Inc.                                                       548,900             40,157,524
-------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                42,000              2,152,080
-------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                  131,200             14,386,080
                                                                                       ----------------
                                                                                             56,695,684
ENERGY--12.6%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Diamond Offshore Drilling, Inc.                                           40,000              3,630,800
-------------------------------------------------------------------------------------------------------
Ensign Energy Services, Inc.                                              45,000              1,887,259
-------------------------------------------------------------------------------------------------------
Grey Wolf, Inc. 1                                                         61,300                478,140
-------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                            24,900              1,319,949
-------------------------------------------------------------------------------------------------------
NS Group, Inc. 1                                                          31,900              1,595,638
-------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                         90,000              6,222,600
-------------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                            2,800                163,072
-------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                        91,400              7,409,798
-------------------------------------------------------------------------------------------------------
Trican Well Service Ltd. 1                                                55,200              2,675,451
-------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                                       16,600                795,472
-------------------------------------------------------------------------------------------------------
Western Lakota Energy Sevices, Inc. 1                                     42,800                679,487
                                                                                       ----------------
                                                                                             26,857,666
-------------------------------------------------------------------------------------------------------
OIL & GAS--11.8%
Alberta Clipper Energy, Inc. 1                                            84,317                301,657
-------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                        78,000             11,175,060
-------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                 184,400             19,328,808
-------------------------------------------------------------------------------------------------------
Apache Corp.                                                             225,900             16,047,936


4             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Atlas Energy Ltd. 1                                                      390,000       $      1,988,283
-------------------------------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                                      110,000                560,798
-------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                           75,000              4,507,848
-------------------------------------------------------------------------------------------------------
Chamaelo Exploration Ltd. 1                                              383,120              2,175,942
-------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                   33,300              1,054,944
-------------------------------------------------------------------------------------------------------
Chevron Corp.                                                            666,671             40,680,264
-------------------------------------------------------------------------------------------------------
Cimarex Energy Co.                                                        40,500              1,739,475
-------------------------------------------------------------------------------------------------------
Clear Energy, Inc. 1                                                     239,466              1,019,506
-------------------------------------------------------------------------------------------------------
Comstock Resources, Inc. 1                                                41,000              1,274,280
-------------------------------------------------------------------------------------------------------
ConocoPhillips                                                           571,043             38,202,777
-------------------------------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                                     90,820              1,173,784
-------------------------------------------------------------------------------------------------------
Delphi Energy Corp. 1                                                    150,000                719,109
-------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                       337,600             20,293,136
-------------------------------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                                      64,500              2,469,120
-------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                      225,600             15,843,898
-------------------------------------------------------------------------------------------------------
EXCO Resources, Inc. 1                                                    80,100              1,027,683
-------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                      1,494,600             94,279,368
-------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                            43,300              2,195,310
-------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                        29,500              1,785,635
-------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                                             11,500                333,259
-------------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                                 18,400                370,288
-------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                         146,129             14,592,442
-------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                       264,100             20,958,976
-------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1                                                 34,495                409,108
-------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1,3                                               74,500                883,565
-------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                               259,538             26,664,934
-------------------------------------------------------------------------------------------------------
OMI Corp.                                                                 18,000                347,040
-------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                        173,600              6,459,246
-------------------------------------------------------------------------------------------------------
Petrohawk Energy Corp. 1                                                  11,500                144,670
-------------------------------------------------------------------------------------------------------
Petroleum Development Corp. 1                                                400                 16,004
-------------------------------------------------------------------------------------------------------
Pogo Producing Co.                                                        41,200              2,047,228
-------------------------------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                                       55,720                796,890
-------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                                                  72,240                268,142
-------------------------------------------------------------------------------------------------------
Real Resources, Inc. 1                                                    40,000                813,202
-------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                                               35,000              1,526,350
-------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                           16,000                674,560
-------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                             177,600             14,392,704
-------------------------------------------------------------------------------------------------------
Swift Energy Co. 1                                                         8,800                372,768
-------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                     59,200              3,343,221
-------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                              50,400              3,523,968
-------------------------------------------------------------------------------------------------------
Thunder Energy Trust                                                     126,488              1,163,004
-------------------------------------------------------------------------------------------------------
True Energy Trust                                                         12,700                181,063
-------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                      291,600              1,004,123
-------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,3                                                    258,700                890,832
-------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                      321,702             20,826,987
-------------------------------------------------------------------------------------------------------
Vault Energy Trust                                                        45,800                380,557


5             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
W&T Offshore, Inc.                                                        24,300       $      1,037,367
                                                                                       ----------------
                                                                                            404,267,119
FINANCIALS--23.0%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Ameriprise Financial, Inc.                                               112,740              5,528,770
-------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                         281,700              9,901,755
-------------------------------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1                                       46,600                781,016
-------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                   316,700             11,917,421
-------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                      14,100                830,349
                                                                                       ----------------
                                                                                             28,959,311
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.9%
Astoria Financial Corp.                                                   73,350              2,297,322
-------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A                                         11,400                349,866
-------------------------------------------------------------------------------------------------------
BB&T Corp.                                                               205,600              8,828,464
-------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                            30,100              1,711,787
-------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                               27,900              2,005,173
-------------------------------------------------------------------------------------------------------
Hancock Holding Co.                                                          700                 34,825
-------------------------------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                                 87,600              1,174,716
-------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.                                               68,300              1,649,445
-------------------------------------------------------------------------------------------------------
KeyCorp                                                                  272,500             10,414,950
-------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                            44,500              5,313,300
-------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc.                                                          7,800                346,164
-------------------------------------------------------------------------------------------------------
National City Corp.                                                      415,200             15,320,880
-------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                           29,300                882,809
-------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                       106,700              7,625,849
-------------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                   93,700              3,420,987
-------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Western US                                         600                 19,290
-------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                     137,500             10,632,875
-------------------------------------------------------------------------------------------------------
SVB Financial Group 1                                                     10,500                533,085
-------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                       45,200              1,214,072
-------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                             784,900             24,677,256
-------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                         58,300              4,086,247
-------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                           529,238             31,674,894
-------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                  372,155             16,769,304
-------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                   22,000              1,032,900
-------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                        250,000             17,172,500
                                                                                       ----------------
                                                                                            169,188,960
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--9.2%
Advanta Corp., Cl. B                                                      10,100                385,416
-------------------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                          51,000              1,775,820
-------------------------------------------------------------------------------------------------------
American Express Co.                                                     135,400              7,285,874
-------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                      113,600              3,439,808
-------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                  1,170,241             58,418,432
-------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                             95,200             13,566,952
-------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                               52,864              4,580,137
-------------------------------------------------------------------------------------------------------
Cash America International, Inc.                                          10,000                328,800
-------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                          196,400             10,607,564
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                        1,052,000             52,547,400
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                          159,000             25,486,110


6             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
International Securities Exchange, Inc., Cl. A                             8,200       $        360,390
-------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                132,500              2,578,450
-------------------------------------------------------------------------------------------------------
Jefferies Group, Inc.                                                     27,600              1,834,020
-------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                     831,352             37,726,754
-------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc. 1                                                    4,460                 63,020
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                           148,700             22,476,005
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                350,500             26,729,130
-------------------------------------------------------------------------------------------------------
Moody's Corp.                                                             50,000              3,100,500
-------------------------------------------------------------------------------------------------------
Morgan Stanley                                                           362,700             23,321,610
-------------------------------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1                                                 5,900                412,410
-------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                             43,200              1,311,120
-------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                   433,000              7,750,700
-------------------------------------------------------------------------------------------------------
State Street Corp.                                                       105,500              6,891,260
-------------------------------------------------------------------------------------------------------
Student Loan Corp. (The)                                                   2,100                437,325
-------------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                                  8,300                698,777
                                                                                       ----------------
                                                                                            314,113,784
-------------------------------------------------------------------------------------------------------
INSURANCE--7.3%
ACE Ltd.                                                                 158,200              8,786,428
-------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                              228,500             10,862,890
-------------------------------------------------------------------------------------------------------
Allstate Corp.                                                           399,000             22,539,510
-------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                               16,700              1,375,412
-------------------------------------------------------------------------------------------------------
American International Group, Inc.                                       554,900             36,207,225
-------------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                          32,700              1,917,855
-------------------------------------------------------------------------------------------------------
Aon Corp.                                                                292,700             12,267,057
-------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                                 17,100              1,038,825
-------------------------------------------------------------------------------------------------------
Argonaut Group, Inc. 1                                                    35,600              1,242,440
-------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                            36,300              1,748,571
-------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                      29,400              1,100,148
-------------------------------------------------------------------------------------------------------
Chubb Corp.                                                              259,400             13,369,476
-------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                       23,800              1,246,882
-------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                         28,936              1,214,733
-------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                                 7,100                153,786
-------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                          330,300             10,965,960
-------------------------------------------------------------------------------------------------------
Great American Financial Resources, Inc.                                     200                  4,272
-------------------------------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                                             26,600              1,407,140
-------------------------------------------------------------------------------------------------------
Harleysville Group, Inc.                                                     900                 27,000
-------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                            192,900             17,733,297
-------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                                        25,700              1,152,388
-------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                         17,700              1,228,026
-------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                    53,371              3,099,788
-------------------------------------------------------------------------------------------------------
Loews Corp.                                                               22,700              2,409,605
-------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                60,900              3,631,467
-------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                            288,500             15,030,850
-------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                15,800                693,304
-------------------------------------------------------------------------------------------------------
Ohio Casualty Corp.                                                       77,300              2,291,945
-------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                          74,875              1,665,969
-------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                 115,400              1,752,926
-------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                    320,200             16,429,462


7             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Progressive Corp.                                                         65,000       $      7,054,450
-------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                     23,700              1,194,480
-------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                               285,000             22,267,050
-------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc.                                           24,000              1,335,840
-------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                      440,300             19,386,409
-------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                            47,500              2,343,650
-------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                17,900                629,543
-------------------------------------------------------------------------------------------------------
Torchmark Corp.                                                            8,800                528,968
-------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                           34,150              1,506,698
                                                                                       ----------------
                                                                                            250,841,725
-------------------------------------------------------------------------------------------------------
REAL ESTATE--0.1%
CB Richard Ellis Group, Inc., Cl. A 1                                     19,600              1,722,644
-------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                                  15,900              1,347,684
-------------------------------------------------------------------------------------------------------
Stratus Properties, Inc. 1                                                 2,300                 57,546
-------------------------------------------------------------------------------------------------------
Trammell Crow Co. 1                                                        9,200                358,156
                                                                                       ----------------
                                                                                              3,486,030
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
Accredited Home Lenders Holding Co. 1                                     24,400              1,410,076
-------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                              117,400              4,773,484
-------------------------------------------------------------------------------------------------------
Fannie Mae                                                                74,700              3,779,820
-------------------------------------------------------------------------------------------------------
Freddie Mac                                                               51,800              3,162,908
-------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                     28,700              2,029,090
-------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                     47,900              2,210,585
-------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                        54,800              3,437,056
                                                                                       ----------------
                                                                                             20,803,019
HEALTH CARE--11.6%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.6%
Alkermes, Inc. 1                                                           3,100                 66,557
-------------------------------------------------------------------------------------------------------
Amgen, Inc. 1                                                            378,100             25,597,370
-------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                   116,100              3,348,324
-------------------------------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                                       80,000              3,588,000
-------------------------------------------------------------------------------------------------------
Digene Corp. 1                                                             1,500                 61,965
-------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                          7,400                589,854
-------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                  170,000              9,775,000
-------------------------------------------------------------------------------------------------------
Techne Corp. 1                                                            33,100              1,875,446
-------------------------------------------------------------------------------------------------------
Wyeth                                                                    198,500              9,660,995
                                                                                       ----------------
                                                                                             54,563,511
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
Analogic Corp.                                                               700                 44,163
-------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                  201,500             12,702,560
-------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                              41,700              1,550,406
-------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                453,726             10,544,592
-------------------------------------------------------------------------------------------------------
DJ Orthopedics, Inc. 1                                                     7,700                306,152
-------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                               7,500                333,300
-------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                                                21,400              1,780,694
-------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                           22,600              1,132,712

8             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Mentor Corp.                                                                 700       $         30,331
-------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                          2,600                 55,744
-------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. 1                                                  75,000              2,961,000
-------------------------------------------------------------------------------------------------------
Stryker Corp.                                                            118,000              5,162,500
-------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                   31,700              1,221,718
-------------------------------------------------------------------------------------------------------
Thoratec Corp. 1                                                          18,000                324,180
-------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                             8,200                354,814
-------------------------------------------------------------------------------------------------------
Waters Corp. 1                                                             7,600                344,432
                                                                                       ----------------
                                                                                             38,849,298
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.0%
Aetna, Inc.                                                              325,200             12,520,200
-------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                  127,500              5,501,625
-------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                    310,100             20,885,235
-------------------------------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                                      330,400             15,049,720
-------------------------------------------------------------------------------------------------------
Chemed Corp.                                                               5,600                305,144
-------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                              150,000             16,050,000
-------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                  105,900              8,275,026
-------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                311,400             13,667,346
-------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                        36,500              1,485,550
-------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                            71,900              3,248,442
-------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                                    35,100              2,004,210
-------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                                          21,800                886,170
-------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                          26,700              1,170,795
-------------------------------------------------------------------------------------------------------
McKesson Corp.                                                           328,100             15,942,379
-------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                           135,172              7,195,206
-------------------------------------------------------------------------------------------------------
Owens & Minor, Inc.                                                        4,300                137,041
-------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                           40,400              2,045,048
-------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1                                               13,200                368,940
-------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 1                                                  5,900                106,436
-------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                   78,100              4,352,513
-------------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                                     4,900                228,438
-------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                            62,600              2,454,546
-------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                                             32,600              1,212,720
-------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                 399,350             19,863,669
-------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                        243,990             17,323,290
                                                                                       ----------------
                                                                                            172,279,689
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.9%
Abbott Laboratories                                                      150,000              6,411,000
-------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                            78,900              8,104,608
-------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                                     21,500                564,375
-------------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                             16,400                382,284
-------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                 278,300              7,063,254
-------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                     70,100              2,204,645
-------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                              166,500              6,723,270
-------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                        593,600             34,790,896


9             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
King Pharmaceuticals, Inc. 1                                             182,600       $      3,175,414
-------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                        813,200             27,990,344
-------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                                  68,900              1,504,776
-------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                           1,344,500             34,056,185
                                                                                       ----------------
                                                                                            132,971,051
INDUSTRIALS--12.7%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.8%
AAR Corp. 1                                                                7,100                189,428
-------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc. 1                                               26,200              2,095,738
-------------------------------------------------------------------------------------------------------
Armor Holdings, Inc. 1                                                    33,000              2,015,310
-------------------------------------------------------------------------------------------------------
Boeing Co.                                                               375,000             31,293,750
-------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                   305,200             20,027,224
-------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                            153,500              6,523,750
-------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                    277,900             21,092,610
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                   287,800             19,253,820
-------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                  22,300                348,995
-------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                  9,000                566,820
-------------------------------------------------------------------------------------------------------
Raytheon Co.                                                             403,100             17,845,237
-------------------------------------------------------------------------------------------------------
Sequa Corp., Cl. A 1                                                       2,700                229,500
-------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1                                              1,800                 65,538
-------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                154,000              9,672,740
                                                                                       ----------------
                                                                                            131,220,460
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
C.H. Robinson Worldwide, Inc.                                             45,000              1,995,750
-------------------------------------------------------------------------------------------------------
EGL, Inc. 1                                                               39,600              1,850,112
-------------------------------------------------------------------------------------------------------
FedEx Corp.                                                               83,600              9,624,868
-------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                                  15,600                767,052
                                                                                       ----------------
                                                                                             14,237,782
-------------------------------------------------------------------------------------------------------
AIRLINES--0.3%
AMR Corp. 1,2                                                            150,000              3,696,000
-------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                    103,000              2,682,120
-------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                   207,200              3,360,784
-------------------------------------------------------------------------------------------------------
US Airways Group, Inc. 1                                                  36,300              1,570,338
                                                                                       ----------------
                                                                                             11,309,242
-------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Builders FirstSource, Inc. 1                                               4,945                106,565
-------------------------------------------------------------------------------------------------------
Lennox International, Inc.                                                38,700              1,262,781
-------------------------------------------------------------------------------------------------------
Masco Corp.                                                              394,000             12,568,600
-------------------------------------------------------------------------------------------------------
NCI Building Systems, Inc. 1                                               5,100                331,449
-------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc.                                            5,200                388,804
-------------------------------------------------------------------------------------------------------
USG Corp. 1                                                               22,500              2,406,825
-------------------------------------------------------------------------------------------------------
Watsco, Inc.                                                               9,800                621,810
                                                                                       ----------------
                                                                                             17,686,834
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
Administaff, Inc.                                                         23,000              1,328,250
-------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. 1                                           78,900              1,117,224


10             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Banta Corp.                                                                6,700       $        338,886
-------------------------------------------------------------------------------------------------------
Cendant Corp.                                                            538,000              9,377,340
-------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                              8,900                953,457
-------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                   4,800                369,696
-------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                      1,100                 45,595
-------------------------------------------------------------------------------------------------------
HNI Corp.                                                                 41,200              2,178,656
-------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                               66,700                880,440
-------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                2,400                 52,200
-------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                            53,400              3,479,010
-------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. 1                                                 21,100              1,211,140
-------------------------------------------------------------------------------------------------------
NCO Group, Inc. 1                                                         14,500                311,025
-------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                               25,500                710,940
-------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                   42,400              1,866,024
-------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                           55,800              2,358,666
-------------------------------------------------------------------------------------------------------
Viad Corp.                                                                   700                 23,009
-------------------------------------------------------------------------------------------------------
Waste Connections, Inc. 1                                                  9,600                369,600
-------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                   213,700              8,005,202
-------------------------------------------------------------------------------------------------------
West Corp. 1                                                              24,600              1,139,472
                                                                                       ----------------
                                                                                             36,115,832
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
EMCOR Group, Inc. 1                                                        7,500                375,375
-------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                38,600              1,789,496
-------------------------------------------------------------------------------------------------------
Perini Corp. 1                                                             2,800                 84,084
-------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 1                                                   36,600                593,652
-------------------------------------------------------------------------------------------------------
URS Corp. 1                                                               19,300                831,251
                                                                                       ----------------
                                                                                              3,673,858
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
Acuity Brands, Inc.                                                       34,600              1,428,288
-------------------------------------------------------------------------------------------------------
Baldor Electric Co.                                                        2,700                 89,640
-------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                     180,100             15,299,495
-------------------------------------------------------------------------------------------------------
General Cable Corp. 1                                                     48,100              1,518,517
-------------------------------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1                                               13,200                909,612
-------------------------------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                                      15,200                785,080
-------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                158,200             11,463,172
-------------------------------------------------------------------------------------------------------
Smith (A.O.) Corp.                                                         7,100                336,682
-------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                    27,400              1,560,430
-------------------------------------------------------------------------------------------------------
Vicor Corp.                                                                9,600                198,048
-------------------------------------------------------------------------------------------------------
Woodward Governor Co.                                                      9,800                335,650
                                                                                       ----------------
                                                                                             33,924,614
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
3M Co.                                                                   228,000             19,478,040
-------------------------------------------------------------------------------------------------------
General Electric Co.                                                   1,826,200             63,168,258
-------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                            38,400              2,505,216
-------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                  270,000              7,114,500
-------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                   12,500                829,125
                                                                                       ----------------
                                                                                             93,095,139


11             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------
MACHINERY--1.6%
Albany International Corp., Cl. A                                         32,900       $      1,286,390
-------------------------------------------------------------------------------------------------------
American Science & Engineering, Inc. 1                                     1,500                128,565
-------------------------------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A                                         2,900                150,539
-------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                         74,700              5,657,778
-------------------------------------------------------------------------------------------------------
Clarcor, Inc.                                                             14,700                514,500
-------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                             12,800              1,337,600
-------------------------------------------------------------------------------------------------------
Danaher Corp.                                                             88,800              5,692,968
-------------------------------------------------------------------------------------------------------
Eaton Corp.                                                               66,500              5,097,225
-------------------------------------------------------------------------------------------------------
Flowserve Corp. 1                                                         67,200              3,865,344
-------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                108,800             11,173,760
-------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                                           166,900              7,301,875
-------------------------------------------------------------------------------------------------------
Kaydon Corp.                                                               7,200                309,168
-------------------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                                            4,800                263,088
-------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                 33,200              1,646,388
-------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                   3,800                143,944
-------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                              4,700                757,170
-------------------------------------------------------------------------------------------------------
Nordson Corp.                                                              6,500                347,425
-------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                     20,500              1,661,525
-------------------------------------------------------------------------------------------------------
SPX Corp.                                                                 59,000              3,230,250
-------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                            26,400              1,305,480
-------------------------------------------------------------------------------------------------------
Trinity Industries, Inc.                                                  22,300              1,416,050
-------------------------------------------------------------------------------------------------------
Valmont Industries, Inc.                                                   6,300                338,625
-------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                               8,100                295,893
                                                                                       ----------------
                                                                                             53,921,550
-------------------------------------------------------------------------------------------------------
MARINE--0.0%
Kirby Corp. 1                                                              1,100                 81,070
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.0%
Arkansas Best Corp.                                                       31,300              1,343,396
-------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                       127,000             10,100,310
-------------------------------------------------------------------------------------------------------
CSX Corp.                                                                187,400             12,835,026
-------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1                                    6,800                331,024
-------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                               44,300              1,096,425
-------------------------------------------------------------------------------------------------------
Landstar System, Inc.                                                      5,400                229,446
-------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                   136,600              7,376,400
-------------------------------------------------------------------------------------------------------
Pacer International, Inc.                                                 31,600              1,083,564
-------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                       22,600              1,178,590
                                                                                       ----------------
                                                                                             35,574,181
-------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Applied Industrial Technologies, Inc.                                      7,500                311,625
-------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A                                    19,600              1,016,456
-------------------------------------------------------------------------------------------------------
UAP Holding Corp.                                                         53,700              1,109,442
-------------------------------------------------------------------------------------------------------
United Rentals, Inc. 1                                                    38,100              1,359,027
-------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1                                               13,700              1,027,500
                                                                                       ----------------
                                                                                              4,824,050
INFORMATION TECHNOLOGY--16.8%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.4%
ADTRAN, Inc.                                                              32,100                806,994
-------------------------------------------------------------------------------------------------------
Avaya, Inc. 1                                                             95,900              1,150,800


12             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Avocent Corp. 1                                                            7,800       $        210,132
-------------------------------------------------------------------------------------------------------
Black Box Corp.                                                              600                 28,152
-------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                   246,600              1,519,056
-------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                  1,521,500             31,875,425
-------------------------------------------------------------------------------------------------------
CommScope, Inc. 1                                                         11,600                383,380
-------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                           10,900                301,167
-------------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 1                                                  23,900                339,619
-------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                                              762,203              2,126,546
-------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                         1,000,500             21,360,675
-------------------------------------------------------------------------------------------------------
Polycom, Inc. 1                                                          117,900              2,593,800
-------------------------------------------------------------------------------------------------------
QLogic Corp. 1                                                            26,700                555,627
-------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                           320,000             16,428,800
-------------------------------------------------------------------------------------------------------
Tellabs, Inc. 1                                                           84,800              1,344,080
                                                                                       ----------------
                                                                                             81,024,253
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.2%
Apple Computer, Inc. 1                                                   121,000              8,517,190
-------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                             939,500             24,614,900
-------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                              883,300             11,933,383
-------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                      967,700             31,421,219
-------------------------------------------------------------------------------------------------------
Intergraph Corp. 1                                                         8,000                352,160
-------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                    280,000             23,055,200
-------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                               94,400              3,719,360
-------------------------------------------------------------------------------------------------------
Palm, Inc. 1,2                                                            53,700              1,213,620
-------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                  196,700              4,138,568
                                                                                       ----------------
                                                                                            108,965,600
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
Agilent Technologies, Inc. 1                                             345,100             13,258,742
-------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                 88,000              3,185,600
-------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                             30,400                794,960
-------------------------------------------------------------------------------------------------------
AVX Corp.                                                                 42,000                747,600
-------------------------------------------------------------------------------------------------------
Belden CDT, Inc.                                                          50,100              1,568,130
-------------------------------------------------------------------------------------------------------
Brightpoint, Inc. 1                                                       11,500                385,020
-------------------------------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1                                                 3,500                 92,225
-------------------------------------------------------------------------------------------------------
Komag, Inc. 1                                                              6,900                290,076
-------------------------------------------------------------------------------------------------------
Littlefuse, Inc. 1                                                         1,300                 41,977
-------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                                      45,500              2,948,400
-------------------------------------------------------------------------------------------------------
MTS Systems Corp.                                                          6,300                281,925
-------------------------------------------------------------------------------------------------------
Newport Corp. 1                                                            4,200                 80,640
-------------------------------------------------------------------------------------------------------
Plexus Corp. 1                                                            38,700              1,685,772
-------------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1                                           6,100                342,271
-------------------------------------------------------------------------------------------------------
Rogers Corp. 1                                                             1,500                 92,550
-------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                                       69,600                361,224
-------------------------------------------------------------------------------------------------------
ScanSource, Inc. 1                                                           400                 25,040
-------------------------------------------------------------------------------------------------------
Solectron Corp. 1                                                        777,500              3,110,000


13             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Tech Data Corp. 1                                                         65,400       $      2,401,488
                                                                                       ----------------
                                                                                             31,693,640
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.4%
Digital Insight Corp. 1                                                    9,100                313,859
-------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                     12,300                535,542
-------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                        131,000              1,190,790
-------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                     16,200              6,770,628
-------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                                         45,800              1,027,752
-------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                                              14,200              1,331,108
-------------------------------------------------------------------------------------------------------
RealNetworks, Inc. 1                                                      35,900                359,718
-------------------------------------------------------------------------------------------------------
United Online, Inc.                                                      108,200              1,394,698
-------------------------------------------------------------------------------------------------------
Websense, Inc. 1                                                          18,200                452,452
                                                                                       ----------------
                                                                                             13,376,547
-------------------------------------------------------------------------------------------------------
IT SERVICES--1.6%
Acxiom Corp.                                                              30,000                777,600
-------------------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1                               13,500                752,760
-------------------------------------------------------------------------------------------------------
Ceridian Corp. 1                                                         106,300              2,575,649
-------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                174,400             10,211,120
-------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                         72,100              1,403,787
-------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                         30,500                771,040
-------------------------------------------------------------------------------------------------------
First Data Corp.                                                         515,000             24,560,350
-------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                            86,300              3,890,404
-------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                     51,700              2,452,131
-------------------------------------------------------------------------------------------------------
Keane, Inc. 1                                                              3,700                 52,318
-------------------------------------------------------------------------------------------------------
MoneyGram International, Inc.                                             26,400                894,960
-------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                         85,800              1,369,368
-------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                             96,000              3,877,440
-------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                      64,100              1,480,069
                                                                                       ----------------
                                                                                             55,068,996
-------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Xerox Corp. 1                                                            701,500              9,849,060
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.8%
Advanced Micro Devices, Inc. 1                                           497,200             16,084,420
-------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                     247,300              9,377,616
-------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                  964,400             17,310,980
-------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                            121,300                635,612
-------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                   14,300                587,873
-------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                             28,900              1,493,841
-------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1                                   429,082             13,589,027
-------------------------------------------------------------------------------------------------------
Intel Corp.                                                            1,962,700             39,214,746
-------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                    111,900              3,313,359
-------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                           4,600                221,536
-------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                      85,800              4,193,904
-------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                        336,400              3,582,660


14             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
MEMC Electronic Materials, Inc. 1                                         45,000       $      1,827,000
-------------------------------------------------------------------------------------------------------
Micrel, Inc. 1                                                            22,200                285,048
-------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                38,500              1,434,510
-------------------------------------------------------------------------------------------------------
Micron Technology, Inc. 1                                                392,300              6,657,331
-------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                             145,500              4,362,090
-------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                           375,000             10,957,500
-------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1                                           25,500                741,540
-------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1                                                 250,500              1,796,085
-------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                  754,600             26,192,166
-------------------------------------------------------------------------------------------------------
Zoran Corp. 1                                                             65,700              1,802,808
                                                                                       ----------------
                                                                                            165,661,652
-------------------------------------------------------------------------------------------------------
SOFTWARE--3.2%
Advent Software, Inc. 1                                                    8,500                299,200
-------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                      301,800              3,998,850
-------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                           36,600                768,966
-------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                     147,800              3,183,612
-------------------------------------------------------------------------------------------------------
CA, Inc.                                                                 334,800              8,490,528
-------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                           119,100              2,254,563
-------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                        160,500              1,232,640
-------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                          58,700              2,178,357
-------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                 6,400                195,968
-------------------------------------------------------------------------------------------------------
Informatica Corp. 1                                                       40,600                624,022
-------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                            75,000              4,062,750
-------------------------------------------------------------------------------------------------------
Lawson Software, Inc. 1                                                  142,900              1,097,472
-------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                     1,500                 62,700
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                        2,196,600             53,047,890
-------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                         1,652,000             24,102,680
-------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                             15,320                228,881
-------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                            19,700                428,869
-------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                           6,707                109,861
-------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                         133,300              2,909,939
-------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                   199,600              1,720,552
-------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1                             10,100                403,394
                                                                                       ----------------
                                                                                            111,401,694
MATERIALS--3.4%
-------------------------------------------------------------------------------------------------------
CHEMICALS--1.0%
Airgas, Inc.                                                              25,400              1,027,430
-------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                   320,400             13,011,444
-------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                             36,300              1,600,830
-------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                          6,800                355,640
-------------------------------------------------------------------------------------------------------
NewMarket Corp.                                                            6,300                320,355
-------------------------------------------------------------------------------------------------------
PolyOne Corp. 1                                                           25,400                225,552
-------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                     102,600              6,886,512
-------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                          196,900              9,963,140
-------------------------------------------------------------------------------------------------------
Schulman (A.), Inc.                                                        2,600                 62,244


15             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Tronox, Inc., Cl. B 1                                                     20,794       $        359,736
-------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                       26,300                744,290
-------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1                                                        11,100                174,159
                                                                                       ----------------
                                                                                             34,731,332
-------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc.                                                     16,500              1,093,125
-------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                      18,100              1,537,776
                                                                                       ----------------
                                                                                              2,630,901
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Ball Corp.                                                                11,600                463,768
-------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                                53,300              1,198,184
-------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                            63,200              1,538,288
-------------------------------------------------------------------------------------------------------
Sealed Air Corp.                                                           9,000                484,650
-------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                      8,200                318,406
-------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                       52,300              2,428,812
                                                                                       ----------------
                                                                                              6,432,108
-------------------------------------------------------------------------------------------------------
METALS & MINING--2.0%
AK Steel Holding Corp. 1                                                 199,300              2,971,563
-------------------------------------------------------------------------------------------------------
Aleris International, Inc. 1                                               3,900                180,375
-------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                27,300              3,247,335
-------------------------------------------------------------------------------------------------------
Chaparral Steel Co. 1                                                      5,300                334,536
-------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                     55,800              3,035,520
-------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                              225,600             14,569,248
-------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc.                                                 2,400                 66,696
-------------------------------------------------------------------------------------------------------
Nucor Corp.                                                              154,500             16,812,690
-------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                       115,900              9,989,421
-------------------------------------------------------------------------------------------------------
Quanex Corp.                                                              31,350              1,340,526
-------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                             39,100              3,477,945
-------------------------------------------------------------------------------------------------------
Southern Copper Corp. 2                                                   81,000              8,023,050
-------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                      51,700              3,228,148
-------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                 31,500              2,157,750
-------------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                              30,700                606,325
                                                                                       ----------------
                                                                                             70,041,128
-------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Glatfelter                                                                 3,200                 59,904
-------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                   71,300              1,966,454
-------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                        31,800                906,618
                                                                                       ----------------
                                                                                              2,932,976
TELECOMMUNICATION SERVICES--1.6%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
AT&T, Inc.                                                               134,055              3,513,582
-------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                          235,000              7,938,300
-------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                          59,900              2,258,230
-------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                              170,400              2,262,912
-------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1                             2,158,600             14,484,206
-------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                      291,226              7,222,405

16             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                          SHARES                  VALUE
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Verizon Communications, Inc.                                             487,290       $     16,095,189
                                                                                       ----------------
                                                                                             53,774,824
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
Dobson Communications Corp., Cl. A 1                                       1,000                  9,000
-------------------------------------------------------------------------------------------------------
UbiquiTel, Inc. 1                                                          5,300                 54,908
                                                                                       ----------------
                                                                                                 63,908
UTILITIES--1.5%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
Alliant Energy Corp.                                                      23,500                751,060
-------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                        142,700              4,774,742
-------------------------------------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 1                                        280,000              1,440,007
-------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                                 100,000              1,202,000
-------------------------------------------------------------------------------------------------------
CH Energy Group, Inc.                                                        600                 28,368
-------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                          24,700              1,356,524
-------------------------------------------------------------------------------------------------------
Edison International, Inc.                                               248,200             10,029,762
-------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                         95,100              4,822,521
-------------------------------------------------------------------------------------------------------
PG&E Corp.                                                               312,900             12,465,936
-------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                    120,200              5,144,560
-------------------------------------------------------------------------------------------------------
TXU Corp.                                                                 34,800              1,727,124
-------------------------------------------------------------------------------------------------------
UIL Holdings Corp.                                                         1,500                 83,325
                                                                                       ----------------
                                                                                             43,825,929
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
ONEOK, Inc.                                                               57,500              1,898,075
-------------------------------------------------------------------------------------------------------
UGI Corp.                                                                 29,200                654,080
                                                                                       ----------------
                                                                                              2,552,155
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
Avista Corp.                                                               3,100                 65,131
-------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                        180,900              5,267,808
                                                                                       ----------------
                                                                                              5,332,939
                                                                                       ----------------
Total Common Stocks (Cost $2,954,938,964)                                                 3,391,450,428


                                                                       PRINCIPAL
                                                                          AMOUNT
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.4%
-------------------------------------------------------------------------------------------------------
Undivided interest of 5.17% in joint repurchase agreement (Principal
Amount/Value $912,364,000, with a maturity value of $912,721,343)
with UBS Warburg LLC, 4.70%, dated 4/28/06, to be repurchased at $47,197,478 on 5/1/06, collateralized by Federal National
Mortgage Assn., 5%, 3/1/34, with a value of $933,734,744
(Cost $47,179,000)                                                   $47,179,000             47,179,000
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased
with Cash Collateral from Securities Loaned) (Cost $3,002,117,964)                        3,438,629,428
-------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.3%
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
Undivided interest of 1.07% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity value of
$1,000,407,917) with Bank of America NA, 4.895%, dated 4/28/06, to be repurchased at $10,750,313 on 5/1/06, collateralized
by U.S. Agency Mortgages, 5%, 3/1/36, with a value of
$1,020,000,001 4                                                      10,745,930             10,745,930
-------------------------------------------------------------------------------------------------------


17             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.0%
----------------------------------------------------------------------------------------------------------
Bear Stearns, 4.995%, 5/1/06 4                                         $       250,000      $      250,000
                                                                                            --------------
Total Investments Purchased with Cash Collateral
from Securities Loaned (Cost $10,995,930)                                                       10,995,930
----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $3,013,113,894)                                100.7%      3,449,625,358
----------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                             (0.7)        (24,159,223)
                                                                       -----------------------------------
NET ASSETS                                                                       100.0%     $3,425,466,135
                                                                       ===================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of April 30, 2006 was $1,774,397, which represents 0.05% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $3,026,716,319
                                              ===============

Gross unrealized appreciation                 $  457,678,578
Gross unrealized depreciation                    (34,769,539)
                                              ---------------
Net unrealized appreciation                   $  422,909,039
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term


18             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

"money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of April 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                             ACQUISITION                VALUATION AS OF     UNREALIZED
SECURITY                           DATES      COST       APRIL 30, 2006   APPRECIATION
--------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.          1/18/05  $ 401,683      $      883,565     $  481,882
Tusk Energy Corp.               11/15/04    463,330             890,832        427,502
                                          --------------------------------------------
                                          $ 865,013      $    1,774,397     $  909,384
                                          ============================================

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or


19             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS  April 30, 2006/Unaudited
--------------------------------------------------------------------------------

dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of April 30, 2006, the Fund had on loan securities valued at $10,739,781. Collateral of $10,995,930 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


20             |             OPPENHEIMER MAIN STREET OPPORTUNITY FUND



ITEM 2. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund

By: /s/ John V. Murphy
   ---------------------------
   John V. Murphy
   Principal Executive Officer
Date: June 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ John V. Murphy
   ---------------------------
   John V. Murphy
   Principal Executive Officer
Date: June 15, 2006

By: /s/ Brian W. Wixted
   ---------------------------
   Brian W. Wixted
   Principal Financial Officer
Date: June 15, 2006